UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4581

CORNERCAP GROUP OF FUNDS
(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia			30309
(Address of principal executive offices)			(Zip code)

ALPS Mutual Funds Services Inc. 1625 Broadway, Suite 2200, Denver, Colorado 80202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(404) 870-0700

Date of fiscal year end:	March 31

Date of reporting period:	April 1- September 30, 2005

This amended filing is made to include Exhibit 99.906, which was inadvertently not provided in the original filing.

Item 1 - Reports to Stockholders

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

www.cornercap.com

888-813-8637

1

SEMI- ANNUAL REPORT

CornerCap Balanced Fund

CornerCap Small-Cap Value Fund

CornerCap Contrarian Fund

September 30, 2005

2

TABLE of CONTENTS

Manager’s Report to the Shareholders	2
CornerCap Balanced Fund	4
CornerCap Small-Cap Value Fund	6
CornerCap Contrarian Fund	8

Fund Expenses	10

Statement of Investments	11
CornerCap Balanced Fund	11
CornerCap Small-Cap Value Fund	18
CornerCap Contrarian Fund	22

Statement of Assets and Liabilities	26
CornerCap Balanced Fund	26
CornerCap Small-Cap Value Fund	27
CornerCap Contrarian Fund	28

Statement of Operations	29
CornerCap Balanced Fund	29
CornerCap Small-Cap Value Fund	30
CornerCap Contrarian Fund	31

Statement of Change in Net Assets	32
CornerCap Balanced Fund	32
CornerCap Small-Cap Value Fund	33
CornerCap Contrarian Fund	34

Financial Hightlights	36
CornerCap Balanced Fund	36
CornerCap Small-Cap Value Fund	38
CornerCap Contrarian Fund	40

Notes to Financial Statmenets	42

www.CornerCap.com

MANAGER’S REPORT TO SHAREHOLDERS

Dear Shareholder:

Attached are the portfolio valuation and financial reports for the semiannual period ending September 30, 2005. We are pleased with the long term performance of our Small-Cap Value and Balanced Funds. We are also pleased with the turnaround in the performance of our Contrarian Fund following the change in the investment strategy of the fund from a growth-oriented microcap investment to a contrarian-focused all-cap investment fund.

You may be wondering why, with our investment results, our funds are so small. At quarter end, our Small-Cap Value Fund managed assets of $20 million. Our more conservative Balanced Fund, which in the last few years has realized even better relative equity (large cap) returns than the Small Cap Fund, had $13 million, and our newer Contrarian Fund had only $5 million. At quarter end, our firm had total assets under management of $560 million. Obviously, our mutual funds are a small part of CornerCap’s business. So your question may expand from, “why are you so small” to, “why does CornerCap even have these funds.”

Our mutual funds are actually an important part of our business. We have many friends and clients (and their children) in our funds. We limit our private account clients to a minimum account size of $1 million, and there are many situations where this minimum cannot be met. The minimum for our mutual funds is only $2,000, so we are able to be of service to many other people. Our open-end funds also enable CornerCap to have an independent, objective presentation of the investment returns we have been able to realize for our clients.

As presented to you in our March 31, 2005 fund statement regarding the Wall Street Journal article titled, “Choosing an Actively Managed Fund That Even a Passive Investor Could Love,” the author noted that the better funds are the ones that do not advertise. With no load charges and no 12(b)1 fees being paid to brokers or financial planners, the only sellers of our funds have been you, our clients. We plan to continue growing our funds over time, so your referrals are sincerely appreciated! In return, our commitment to you is to remain focused on investments and not on the other critical mutual fund activities - administration and marketing. We have enhanced this commitment to you this year by successfully transitioning all of our mutual fund administration to ALPS, an independent fund administration firm.

CornerCap Investment Counsel

November 30, 2005

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP BALANCED FUND

Investment Performance through September 30, 2005 (In Thousands)

Average Annual Total Return for periods ended September 30, 2005

	1 Year	3 Years	Since Inception(b)
CornerCap Balanced Fund(a)	11.1%	13.0%	6.2%
Russell 1000 Value Index(c)	14.3%	17.6%	6.6%
Combined 60% Stocks/40%
Bond Index(d)	10.5%	13.5%	8.1%

(a)       The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)       The Balanced Fund began operations May 24, 1997.

(c)        The Russell 1000 Value Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

(d)       The Balanced Fund has elected to balance the comparative index – 60% the Russell 1000 Value Index and 40% the Lehman Brothers Government/Corporate Bond Index. The Russell 1000 Value Index is described under (c) above. The Lehman Brothers Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for current performance figures.

Asset Allocation for periods ended September 30, 2005

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP SMALL-CAP VALUE FUND

Investment Performance through September 30, 2005 (In Thousands)

Average Annual Total Return for periods ended September 30, 2005

	1 Year	3 Years	10 Years	Since Inception
CornerCap Small-Cap Value Fund(a)	8.3%	17.7%	11.9%	11.4%
Russell 2000 Value Index(b)	17.8%	24.9%	13.3%	14.6%

(a)       The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)       The Russell 2000 Value Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for current performance figures.

Asset Allocation for periods ended September 30, 2005

MANAGER’S REPORT TO SHAREHOLDERS

CORNERCAP CONTRARIAN FUND

Investment Performance through September 30, 2005 (In Thousands)

Average Annual Total Return for periods ended September 30, 2005

	1 Year	3 Years	Since Inception(b)
CornerCap Contrarian Fund(a)	15.0%	23.8%	(1.6)%
Russell 2000 Growth Index	18.0%	23.2%	(1.5)%
Russell Midcap Value Index(c)	25.1%	26.0%	8.5%

(a)       The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.

(b)       Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., a private, unregistered fund that began operations in August 31, 1996, and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.

(c)        The Russell Midcap Value Index measures the 800 smallest companies in the Russell 1000 Index with lower price-to-book ratios and higher forecasted growth values. (The Russell 1000 Index measures the performance of those companies out of the 1,000 largest U.S. companies, based on total market capitalization.) Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s web site at www.cornercap.com or call 888-813-8637 for current performance figures.

Asset Allocation for periods ended September 30, 2005

FUND EXPENSES

As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others.Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costswith those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund’s costs in two ways:

Actual Fund Return This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actualreturn, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison This section is intended to help you compare the Fund’s costs with those of other mutual Funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the Fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expense
	Value	Value	Paid During
	3/31/05	9/30/05	Period*
CornerCap Balanced Fund
Actual Fund Return	$1,000	$1,040	$6.65
Hypothetical Fund Return	$1,000	$1,019	$6.58

CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000	$1,005	$7.54
Hypothetical Fund Return	$1,000	$1,018	$7.59

CornerCap Contrarian Fund
Actual Fund Return	$1,000	$1,051	$7.71
Hypothetical Fund Return	$1,000	$1,018	$7.59

* These calculations are based on expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio for Balanced is 1.30%; Small-Cap Value and Contrarian are 1.50% respectively. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, and then divided by 365.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sales load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

STATEMENT of INVESTMENTS (Unaudited)

CORNERCAP BALANCED FUND

	Shares	Value
COMMON STOCK - 57.87%
Aerospace & Defense - 1.50%
Goodrich Corp.	4,500	$199,530

Auto Components - 1.24%
Johnson Controls, Inc.	2,650	164,433

Beverages - 1.00%
Anheuser-Busch Cos., Inc.	3,100	133,424

Chemicals - 1.11%
PPG Industries	2,500	147,975

Commercial Banks - 6.63%
Bank of America	3,664	154,254
Bank of New York	5,100	149,991
Comerica, Inc.	2,200	129,580
US Bancorp	5,300	148,824
Wachovia Corp. New	3,150	149,909
Washington Mutual, Inc.	3,800	149,036
		881,594

Communications Equipment - 1.27%
UTStarCom Inc. *	20,700	169,119

Commercial Services & Supplies - 2.39%
Convergys Corp. *	10,900	156,633
Donnelley & Sons Co.	4,350	161,254
		317,887

Consumer Discretionary - 1.03%
Gannett Co Inc.	2,000	137,660

Consumer Finance - 1.09%
Countrywide Financial Corp.	4,398	145,046

Containers & Packaging - 1.44%
Owens Illinois Inc.*	9,300	191,766

Diversified Consumer Services - 1.08%
H&R Block	6,000	143,880

	Shares	Value
Diversified Financial Services - 3.41%
Allied Capital, Inc.	4,700	$134,561
Bear Stearns	1,600	175,600
Federal National Mortgage Association	3,200	143,424
		453,585

Diversified Telecommunications- 1.31%
Telefonos de Mexico SA	8,200	174,414

Electronic Equipment & Instruments - 0.75%
Diebold, Inc.	2,900	99,934

Electric Utilities - 2.47%
DTE Energy	3,300	151,338
FirstEnergy Corp.	3,400	177,208
		328,546

Food Products - 2.37%
Sara Lee Corp.	8,350	158,233
Smithfield Foods, Inc. *	5,300	157,304
		315,537

Food & Staples Retailing - 1.24%
Safeway, Inc.	6,450	165,120

Health Care Equipment & Supplies - 1.06%
Boston Scientific Corp. *	6,050	141,389

Health Care Providers & Services - 6.19%
Cigna Corp.	2,150	253,399
McKesson, Inc.	4,100	194,545
Quest Diagnostics, Inc.	3,400	171,836
Unitedhealth Group	3,622	203,556
		823,336

Household Durables - 1.16%
Koninklijke Philips Electronics	5,800	154,744

	Shares	Value
Industrial Conglomerates - 1.19%
Tyco International, Ltd.	5,665	$157,770

Information Technology - 1.17%
Sabre Holdings Corp.	7,700	156,156
Lucent Technologies - Warrants	151	143
		156,299

Insurance - 3.22%
Everest Re Group LTD Com	1,450	141,955
Marsh & McLennan	4,700	142,833
St. Paul Travelers	3,200	143,584
		428,372

Machinery - 2.30%
Eaton Corp.	2,300	146,165
Timken Co.	5,400	160,002
		306,167

Metals & Mining - 1.08%
Alcoa, Inc.	5,900	144,078

Oil & Gas - 1.64%
Ashland, Inc.	3,050	168,482
Marathon Oil Corp.	721	49,699
		218,181

Pharmaceuticals - 2.13%
Pfizer, Inc.	5,700	142,329
Wyeth	3,050	141,123
		283,452

Semiconductors & Equipment - 1.08%
LSI Logic Corp. *	14,550	143,318

Specialty Retail - 1.88%
Office Depot Inc. *	8,400	249,480

	Shares	Value

Textiles & Apparel - 2.43%
Jones Apparel Group, Inc.	5,750	$163,875
VF Corp.	2,750	159,417
		323,292

Total Common Stock (Cost $6,307,840)		7,699,328

	Principal
	Amount

CORPORATE BONDS - 19.95%

Banks - Money Center - 1.95%
Norwest Financial, 6.25%, 12/15/2007	150,000	155,638
Wells Fargo Financial, 5.50%, 8/01/2012	100,000	103,502
		259,140

Banks - Super Regional - 4.28%
Citigroup Inc., 7.25%, 10/01/2010	165,000	182,666
Community Bank GA, 3.90%, 7/28/2006	55,000	54,800
Sterling Bank, 3.85%, 9/21/2006	95,000	94,514
Treasury Bank, 3.95%, 8/07/2006	95,000	94,696
Wells Fargo & Co., 3.125%, 4/01/2009	150,000	142,758
		569,434

Consumer Finance - 1.06%
International Lease Financial Corp., 5.75%, 10/15/2006	140,000	141,329

Electrical & Gas - 1.83%
Du Pont E I de Nemours & Co., 4.125%, 4/30/2010	100,000	97,939
General Electric Capital Notes, 5.45%, 1/15/2013	140,000	144,935
		242,874

	Principal
	Amount	Value

Household Products - 0.78%
Pepsico, Inc., 5.70%, 11/01/2008	$100,000	$103,334

Investment Services - 2.01%
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	170,000	169,474
Berkshire Hathaway, 4.625%, 10/15/2013	100,000	98,124
		267,598

Pharmaceuticals - 1.28%
Eli Lilly & Co., 6.00%, 3/15/2012	160,000	170,877

Retailers- Other - 3.49%
Home Depot Inc., 4.625%, 8/15/2010	100,000	99,972
Wal-Mart Stores, Inc., 6.875%, 8/10/2009	150,000	161,558
Quicksilver Inc., 4.95%, 8/15/2014	200,000	202,728
		464,258

Securities Broker - 1.18%
Merrill Lynch & Co, Inc., 6.375%, 10/15/2008	150,000	157,353

Telecom - Other- 1.19%
Bell South Telecom, 6.00%,10/15/2011	150,000	158,535

Wireless Communications - 0.90%
Verizon VA Inc., 4.625%, 3/15/2013	125,000	119,654

Total Corporate Bonds (Cost $2,655,309)		2,654,386

	Principal
	Amount	Value

GOVERNMENT BONDS - 14.44%

US Treasury - 14.44%
US Treasury, 6.50%, 10/15/2006	$100,000	$102,348
US Treasury, 3.50%, 11/15/2006	75,000	74,482
US Treasury, 3.375%, 5/15/2007	75,000	75,249
US Treasury, 6.125%, 8/15/2007	100,000	103,488
US Treasury, 3.00%, 2/15/2008	150,000	146,033
US Treasury, 3.375%, 12/15/2008	100,000	97,551
US Treasury, 5.50%, 5/15/2009	200,000	208,898
US Treasury, 5.75%, 8/15/2010	150,000	159,978
US Treasury, 5.00%, 2/15/2011	100,000	103,684
US Treasury, 5.00%, 8/15/2011	190,000	197,429
US Treasury, 4.875%, 2/15/2012	180,000	186,068
US Treasury, 4.25%, 8/15/2013	150,000	149,484
US Treasury, 4.00%, 2/15/2014	155,000	151,488
US Treasury, 4.00%, 2/15/2015	170,000	165,485
		1,921,665

Total Government Bonds (Cost $1,901,368)		1,921,665

US GOVERNMENT AGENCY SECURITIES - 3.37%
Federal Farm Credit Bank (FFCB), 4.875%, 9/24/2014	150,000	152,672
Federal Home Loan Bank (FHLB), 3.50%, 11/15/2007	150,000	147,235
Federal Home Loan Mortgage Corp. (FHLMC), 4.50%, 1/15/2015	150,000	148,435
		448,342

Total US Government Securities (Cost $450,223)		448,342

SHORT TERM INVESTMENTS - 2.97%

Certificate of Deposit - 0.41%
Credit Suisse, 3.85%, 09/19/2006	55,000	54,723

	Shares	Value

MONEY MARKET SECURITIES - 2.56%
Federal Treasury Obligation Money Market, 3.42%**	340,375	$340,375

Total Short Term Investments (Cost $395,375)		395,098

Total Investments (Cost $11,710,115)	98.60%	13,118,819

Total Other Assets in Excess of Liabilities	1.40%	186,090

Total Net Assets	100.00%	13,304,909

*                 Non-Income producing securities.

**          Variable Rate Security; the rate shown represents the rate at September 30, 2005

Please see Notes to Financial Statements for further information.

STATEMENT of INVESTMENTS (Unaudited)

CORNERCAP SMALL-CAP VALUE FUND

	Shares	Value

COMMON STOCK - 97.11%

Aerospace & Defense - 4.92%
Armor Holdings Inc. *	11,925	$512,894
Curtiss Wright Corp.	7,800	481,338
		994,232

Auto Components - 8.36%
American Axle & Mfg	19,200	443,136
Arvinmeritor, Inc.	24,650	412,148
Superior Industries International	14,050	302,356
TBC Corp. *	15,450	532,870
		1,690,510

Building Products - 7.57%
Apogee Enterprises	33,000	564,300
Crane Co.	15,025	446,844
Elkcorp	14,550	520,454
		1,531,598

Chemicals - 4.29%
Headwaters Inc. *	13,050	488,070
Olin Corp	20,000	379,800
		867,870

Commercial Banks - 6.50%
FirstMerit Corp. Com	17,300	463,467
Washington Federal, Inc.	17,794	401,432
Webster Financial Corp.	10,000	449,600
		1,314,499

Commercial Services & Supplies - 5.41%
ABM Industries, Inc.	25,100	522,331
John H. Harland Co.	12,900	572,760
		1,095,091

Communications Equipment - 1.71%
Plantronics, Inc.	11,200	345,072

	Shares	Value

Electronic Equipment & Instruments - 5.64%
CTS Corp.	33,500	$405,350
Orbotech Ltd *	21,300	532,926
Sabre Holdings Corp	10,000	202,800
		1,141,076

Food Products - 4.25%
American Italian Pasta	32,300	344,318
Smithfield Foods, Inc. *	17,350	514,948
		859,266

Health Care Providers & Services - 4.06%
Apria Healthcare Group Com *	13,000	414,830
Dionex Corp. *	7,500	406,875
		821,705

Hotels, Restaurants & Leisure - 1.76%
Ruby Tuesday Inc.	16,400	356,864

Household Durables - 7.81%
Beazer Homes USA, Inc.	8,900	522,163
Blyth, Inc.	14,400	320,976
Helen of Troy, Ltd. *	16,250	335,400
Libbey Inc.	26,430	401,736
		1,580,275

Industrial Conglomerates - 2.03%
Standex International Corp.	15,600	410,748

Insurance - 9.97%
21st Century Ins Group	29,700	473,715
Clark Inc.	33,550	564,647
HCC Ins Hldgs Inc. Com	18,637	531,714
Reinsurance Group Amer Inc	10,000	447,000
		2,017,076

Leisure Equipment & Products - 3.85%
K2, Inc. *	35,730	407,322
Polaris Industries, Inc.	7,500	371,625
		778,947

	Shares	Value

Machinery - 4.56%
Briggs & Stratton Corp.	12,700	$439,293
Manitowoc, Inc.	9,600	482,400
		921,693

Metals & Mining - 2.01%
Brush Engineered Materials *	25,600	406,528

Real Estate - 1.41%
Friedman Billings	28,000	285,320

Semiconductors & Equipment - 2.31%
Adaptec, Inc. *	121,900	466,877

Specialty Retail - 2.40%
Regis Corp.	12,850	485,987

Textiles & Apparel - 2.07%
Kellwood Co.	16,200	418,770

Tobacco - 1.82%
Universal Corp.	9,500	368,885

Trucking - 2.38%
Arkansas Best Corp.	13,800	481,206

Total Common Stock (Cost $16,828,582)		19,640,095

	Shares	Value

SHORT TERM INVESTMENTS - 2.87%

MONEY MARKET SECURITIES - 2.87%
Federated Treasury Obligations Money Market, 3.42%**	580,535	$580,535

Total Short-Term Investments (Cost $580,535)		580,535

Total Investments	99.98%	20,220,630

Total Other Assets in Excess of Liabilities	0.02%	4,782

Total Net Assets	100.00%	20,225,412

*                 Non-Income producing securities.

**          Variable Rate Security; the rate shown represents the rate at September 30, 2005

Please see Notes to Financial Statements for further information.

STATEMENT of INVESTMENTS (Unaudited)

CORNERCAP CONTRARIAN FUND

	Shares	Value

COMMON STOCK - 91.84%

Aerospace & Defense - 2.42%
Curtiss Wright	1,825	$112,621

Auto Components - 3.66%
Arvinmeritor, Inc.	5,550	92,796
Superior Industries International	3,585	77,149
		169,945

Building Products - 4.45%
Ameron, Inc.	2,400	111,360
Crane Co.	3,200	95,168
		206,528

Commercial Banks - 4.10%
Bank of New York	3,100	91,171
Hudson United Bancorp	2,350	99,476
		190,647

Commercial Services & Supplies - 2.15%
Sourcecorp*	4,650	99,696

Communications Equipment - 1.92%
UTStarCom Inc.*	10,900	89,053

Consumer Discretionary - 1.04%
Gannett Co. Inc.	700	48,181

Consumer Finance - 2.44%
MBNA Corp.	4,600	113,344

Diversified Consumer Services - 3.70%
Corinthian Colleges*	6,100	80,947
H&R Block	3,800	91,124
		172,071

Diversified Financial Services - 1.79%
Federal National Mortgage Association	1,850	82,917

	Shares	Value

Electronic Equipment & Instruments - 2.48%
Orbotech Ltd*	4,600	$115,092

Food & Staples Retailing - 5.73%
American Italian Pasta	4,200	44,772
Safeway, Inc.	4,700	120,320
Smithfield Foods Inc.*	3,400	100,912
		266,004

Health Care Equipment & Supplies - 2.54%
Andrx Corp. *	2,800	43,204
Boston Scientific Corp.*	3,200	74,784
		117,988

Health Care Providers & Services - 7.48%
Cigna Corp.	1,275	150,271
Health Mgmt Assoc Inc.	4,150	97,401
McKesson, Inc.	2,100	99,645
		347,317

Hotels, Restaurants & Leisure - 1.73%
Ruby Tuesday Inc.	3,700	80,512

Household Durables - 5.75%
Helen of Troy, Ltd.*	4,030	83,179
Koninklijke Philips Electronics	3,650	97,382
Libbey Inc.	5,700	86,640
		267,201

Industrial Conglomerates - 1.92%
Tyco International	3,200	89,120

Information Technology - 4.27%
Open Text Corp.*	7,500	104,850
Sabre Holdings	4,600	93,288
		198,138

	Shares	Value

Insurance - 9.39%
21st Century Ins Group	6,825	$108,859
Marsh & McLennan	3,400	103,326
St. Paul Travelers	2,500	112,175
Unumprovident Corp.	5,450	111,725
		436,085

Leisure Equipment & Products - 1.57%
K2, Inc.*	6,400	72,960

Metals & Mining - 3.82%
Alcoa, Inc.	3,500	85,470
Brush Engineered Materials*	5,800	92,104
		177,574

Pharmaceuticals - 3.92%
Pfizer, Inc.	3,400	84,898
Wyeth	2,100	97,167
		182,065

Real Estate - 1.82%
Freidman Billings	8,300	84,577

Textiles & Apparel - 3.43%
Jones Apparel Group, Inc.	2,600	74,100
Kellwood Co.	3,300	85,305
		159,405

Semiconductors & Equipment - 4.09%
Adaptec, Inc.*	24,400	93,452
LSI Logic Corp.*	9,800	96,530
		189,982

Specialty Retail - 4.22%
Office Depot Inc.*	3,225	95,782
Stewart Enterprises	15,140	100,378
		196,160

Common Stock Total (Cost 4,043,359)		4,265,183

	Principal
	Amount	Value

CORPORATE BONDS - 4.89%
Ford Motor Credit Co., 4.50%, 3/20/2009	120,000	104,645
GMAC, 5.25%, 8/15/2009	140,000	122,638

Total Corporate Bonds (Cost $227,840)		227,283

SHORT TERM INVESTMENTS - 3.27%

MONEY MARKET SECURITIES - 3.27%
Federated Treasury Obligations Money Market, 3.42%**	151,652	151,652

Total Short Term Investments (Cost $151,652)		151,652

Total Investments (Cost $4,422,851)	99.99%	4,644,118

Total Other Assets in Excess of Liabilities	0.01%	258

Total Net Assets	100.00%	4,644,376

*                 Non-Income producing securities.

**          Variable Rate Security; the rate shown represents the rate at September 30, 2005

Please see Notes to Financial Statements for further information.

STATEMENTS of ASSETS and LIABILITIES (Unaudited)

CORNERCAP BALANCE FUND

Assets:
Investments, at market value, (Cost $11,710,116)	$13,118,676
Dividends and interest receivable	70,966
Receivable for fund shares	128,500
Prepaid and other assets	1,666
Total assets	13,319,808

Liabilities:
Advisory fee payable	11,461
Service fee payable	3,438
Total liabilities	14,899

Net assets	$13,304,909

Net asset value per share:
Price per share ($13,304,909 / 967,580 Shares)	$13.75

Net assets
As of September 30, 2005, net assets consisted of:
Paid in capital	11,546,790
Undistributed net investment income	99,206
Accumulated net realized loss on investments	250,353
Net unrealized appreciation in value of investments	1,408,560
13,304,909

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENTS of ASSETS and LIABILITIES (Unaudited)

CORNERCAP SMALL-CAP VALUE FUND

Assets:
Investments, at market value, (Cost $17,409,118)	$20,220,630
Dividends and interest receivable	19,427
Receivable for fund shares subscribed	700
Prepaid and other assets	11,382
Total assets	$20,252,139

Liabilities:
Advisory fee payable	17,818
Service fee payable	8,909
Total liabilities	26,727

Net assets	$20,225,412

Net asset value per share:
Price per share ($20,225,412 / 1,330,261)	$15.20

Net assets
As of september 30, 2005, net assets consisted of:
Paid in capital	$14,453,889
Undistributed net investment income	(5,482)
Accumulated net realized gain on investments	2,965,493
Net unrealized appreciation in value of investments	2,811,512
$20,225,412

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENTS of ASSETS and LIABILITIES (Unaudited)

CORNERCAP CONTRARIAN FUND

Assets:
Investments, at market value, (Cost $4,422,851)	$4,644,118
Dividends and interest receivable	6,271
Prepaid and other assets	68
Total assets	$4,650,457

Liabilities:
Advisory fee payable	4,054
Service fee payable	2,027
Total liabilities	6,081

Net assets	$4,644,376

Net asset value per share:
Price per share ($4,644,376 / 451,653)	$10.28

Composition of net assets:
As of september 30, 2005, net assets consisted of:
Paid in capital	4,827,543
Undistributed net investment income	21,370
Accumulated net realized gain on investments	(425,804)
Net unrealized appreciation in value of investments	221,267
$4,644,376

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENTS of OPERATIONS (Unaudited)

CORNERCAP BALANCE FUND

Investment income:
Dividends	$69,151
Interest	109,048

Total income	178,199

Expenses:
Advisory fees	60,764
Service fees	18,229

Total expenses	78,993

Net investment income	99,206

Realized and unrealized gain/(loss) on investments:
Net realized gain on investments	316,509
Change in net unrealized appreciation/(depreciation) of investments	48,958

Net gain on investments	365,467

Net increase in net assets resulting from operations	$464,673

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENTS of OPERATIONS (Unaudited)

CORNERCAP SMALL-CAP VALUE FUND

Investment income:
Dividends	$141,559
Interest	8,085

Total income	149,644

Expenses:
Advisory fees	103,417
Service fees	51,709

Total expenses	155,126

Net investment income	(5,482)

Realized and unrealized gain/(loss) on investments:
Net realized gain on investments	1,034,330
Change in net unrealized appreciation/(depreciation) of investments	(925,171)

Net gain on investments	109,159

Net increase in net assets resulting from operations	$103,677

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENTS of OPERATIONS (Unaudited)

CORNERCAP CONTRARIAN FUND

Investment income:
Dividends	$30,282
Interest	12,052

Total income	42,334

Expenses:
Advisory fees	22,293
Service fees	11,147

Total expenses	33,440

Net investment income	8,894

Realized and unrealized gain/(loss) on investments:
Net realized gain on investments	167,414
Change in net unrealized appreciation/(depreciation) of investments	46,310

Net gain on investments	213,724

Net increase in net assets resulting from operations	$222,618

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENTS of CHANGES in NET ASSETS

CORNERCAP BALANCE FUND

	Six Months Ended	Year Ended
	September 30, 2005(1)	March 31, 2005

Operations:
Net investment income	$99,206	$206,830
Net realized gain/(loss) on investments	316,509	344,244
Change in net unrealized appreciation/ (depreciation) of investments	48,958	123,409

Increase (decrease) in net assets resulting from operations	464,673	674,483

Distributions to shareholders:
Net investment income	—	(349,258)

Capital share transactions
Increase in net assets resulting from capital share transactions	1,837,154	981,328

Total increase (decrease) in net assets	2,301,827	1,306,553

Net assets:
Beginning of year	11,003,082	9,696,529
End of year (including undistributed net investment income of $99,206 and $0, respectively)	$13,304,909	$11,003,082

(1)         Unaudited

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP SMALL-CAP VALUE FUND

	Six Months Ended	Year Ended
	September 30, 2005(1)	March 31, 2005

Operations:
Net investment Income	$(5,482)	$(52,980)
Net realized gain/(loss) on investments	1,034,330	2,587,151
Change in net unrealized appreciation/ (depreciation) of investments	(925,171)	(1,056,569)

Increase (decrease) in net assets resulting from operations	103,677	1,477,602

Distributions to shareholders:
Net investment income	—	(696,258)

Capital share transactions
Increase in net assets resulting from capital share transactions	(730,188)	1,429,890

Total increase (decrease) in net assets	(626,511)	2,211,234

Net assets:
Beginning of year	20,851,923	18,640,689
End of year (including undistributed net investment income of $0 and $0, respectively)	$20,225,412	$20,851,923

(1)         Unaudited

The accompanying notes to the financial statements are an integral part of the financial statements.

STATEMENT of CHANGES in NET ASSETS

CORNERCAP CONTRARIAN FUND

	Six Months Ended	Year Ended
	September 30, 2005(1)	March 31, 2005

Operations:
Net investment Income	$8,894	$12,476
Net realized gain/(loss) on investments	167,414	988,054
Change in net unrealized appreciation/ (depreciation) of investments	46,310	(595,953)

Increase (decrease) in net assets resulting from operations	222,618	404,577

Distributions to shareholders:
Net investment income	0	0

Capital share transactions
Increase in net assets resulting from capital share transactions	91,677	34,702

Total increase (decrease) in net assets	314,294	439,279

Net assets:
Beginning of year	4,330,081	3,890,802
End of year (including undistributed net investment income of $21,370 and $12,476, respectively)	$4,644,376	$4,330,081

(1)         Unaudited

The accompanying notes to the financial statements are an integral part of the financial statements.

CORNERCAP GROUP OF FUNDS

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FINANCIAL HIGHLIGHTS

CORNERCAP BALANCED FUND

Selected data for each share of beneficial interest outstanding throughtout the periods indicated:

	Six Months Ended(1)
	September 30, 2005

Per share operating performance
Net asset value, beginning of the period	$13.22

Income from investment operations:
Net investment income/(loss)	0.00
Net realized and unrealized gain/(loss) on investments	0.53

Total income /(loss) from investment operations	0.53

Dividends and distributions to stockholders
Distributions from net investment income	0.00
Distributions from net realized gain on investments	0.00

Total dividends and distributions to shareholders	0.00

Net asset value, end of period	$13.75

Total return	4.01%

Ratios and supplemental data
Net assets, end of period (in 000s)	$13,305

Ratios to average net assets
Expenses	1.30	%(2)
Net investment income/(loss)	1.63	%(2)

Portfolio turnover rate	18.45%

(1)          Unaudited

(2)          Annualized

	Years Ended March 31,
	2005	2004	2003	2002

Per share operating performance
Net asset value, beginning of the period	$12.80	$10.18	$11.72	$11.28

Income from investment operations:
Net investment income/(loss)	0.31	0.14	0.20	0.14
Net realized and unrealized gain/(loss) on investments	0.56	2.65	(1.52)	0.52

Total income /(loss) from investment operations	0.87	2.79	(1.32)	0.66

Dividends and distributions to stockholders
Distributions from net investment income	(0.45)	(0.17)	(0.22)	(0.22)
Distributions from net realized gain on investments	0.00	0.00	0.00	0.00

Total dividends and distributions to shareholders	(0.45)	(0.17)	(0.22)	(0.22)

Net asset value, end of period	$13.22	$12.80	$10.18	$11.72

Total return	6.86%	27.48%	(11.29)%	5.89%

Ratios and supplemental data
Net assets, end of period (in 000s)	$11,003	$9,697	$6,107	$6,198

Ratios to average net assets
Expenses	1.30%	1.30%	1.30%	1.30%
Net investment income/(loss)	2.07%	1.70%	2.17%	1.75%

Portfolio turnover rate	18.55%	12.19%	21.88%	26.77%

FINANCIAL HIGHLIGHTS

CORNERCAP SMALL-CAP VALUE FUND

Selected data for each share of beneficial interest outstanding throughtout the periods indicated:

	Six Months Ended(1)
	September 30, 2005

Per share operating performance
Net asset value, beginning of the period	$15.13

Income from investment operations:
Net investment income/(loss)	0.03
Net realized and unrealized gain/(loss) on investments	0.04

Total income /(loss) from investment operations	0.07

Dividends and distributions to stockholders
Distributions from net investment income	0.00
Distributions from net realized gain on investments	0.00

Total dividends and distributions to shareholders	0.00

Net asset value, end of period	$15.20

Total return	0.46%

Ratios and supplemental data
Net assets, end of period (in 000s)	$20,225

Ratios to average net assets
Expenses	1.50	%(2)
Net investment income/(loss)	(0.05	)%(2)

Portfolio turnover rate	16.34%

(1)          Unaudited

(2)          Annualized

Selected data for each share of beneficial interest outstanding throughtout the periods indicated:

	Years Ended March 31,
	2005	2004	2003	2002

Per share operating performance
Net asset value, beginning of the period	$14.55	$9.33	$13.70	$10.80

Income from investment operations:
Net investment income/(loss)	(0.04)	(0.03)	(0.01)	0.00
Net realized and unrealized gain/(loss) on investments	1.15	5.38	(3.75)	3.62

Total income /(loss) from investment operations	1.11	5.35	(3.76)	3.62

Dividends and distributions to stockholders
Distributions from net investment income	0.00	0.00	0.00	(0.06)
Distributions from net realized gain on investments	(0.53)	(0.13)	0.00	(0.66)

Total dividends and distributions to shareholders	(0.53)	(0.13)	(0.61)	(0.72)

Net asset value, end of period	$15.13	$14.55	$9.33	$13.70

Total return	7.71%	57.43%	(27.74)%	34.33%

Ratios and supplemental data
Net assets, end of period (in 000s)	$20,852	$18,641	$12,021	$16,335

Ratios to average net assets
Expenses	1.50%	1.50%	1.50%	1.50%
Net investment income/(loss)	(0.27)%	(0.23)%	(0.13)%	0.01%

Portfolio turnover rate	38.37%	22.09%	31.89%	40.71%

FINANCIAL HIGHLIGHTS

CORNERCAP CONTRARIAN FUND

Selected data for each share of beneficial interest outstanding throughtout the periods indicated:

	Six Months Ended(1)
	September 30, 2005

Per share operating performance
Net asset value, beginning of the period	$9.78

Income from investment operations:
Net investment income/(loss)	0.02
Net realized and unrealized gain/(loss) on investments	0.48

Total income /(loss) from investment operations	0.50

Dividends and distributions to stockholders
Distributions from net realized gain on investments	0.00

Net asset value, end of period	$10.28

Total return	5.11%

Ratios and supplemental data
Net assets, end of period (in 000s)	$4,644

Ratios to average net assets
Expenses	1.50	%(2)
Expenses before waiver
Net investment income/(loss)	0.40	%(2)
Net investment income/(loss) before waiver

Portfolio turnover rate	26.93%

(1)          Unaudited

(2)          Annualized

Selected data for each share of beneficial interest outstanding throughtout the periods indicated:

	Years Ended March 31,
	2005	2004	2003	2002

Per share operating performance
Net asset value, beginning of the period	$8.82	$5.17	$9.04	$9.04

Income from investment operations:
Net investment income/(loss)	0.03	(0.08)	(0.09)	(0.13)
Net realized and unrealized gain/(loss) on investments	0.93	3.73	(3.78)	1.82

Total income /(loss) from investment operations	0.96	3.65	(3.87)	1.69

Dividends and distributions to stockholders
Distributions from net realized gain on investments	0.00	0.00	0.00	(1.69)

Net asset value, end of period	$9.78	$8.82	$5.17	$9.04

Total return	10.88%	70.60%	(42.81)%	18.42%

Ratios and supplemental data
Net assets, end of period (in 000s)	$4,330	$3,891	$2,238	$3,798

Ratios to average net assets
Expenses	1.72%	1.80%	1.77%	1.86%
Expenses before waiver	1.80%
Net investment income/(loss)	0.32%	(1.12)%	(1.36)%	(1.44)%
Net investment income/(loss) before waiver	0.24%

Portfolio turnover rate	154.41%	63.79%	69.49%	47.88%

NOTES TO FINANCIAL STATEMENTS

1.             ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the Funds is to obtain capital appreciation and current income. The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America.

A.    Security Valuation – Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the mean of the quoted bid and asked prices in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. The ability of issuers of debt securities held by the Funds meet their obligations may be affected by economic and political developments.

B.    Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

C.    Federal Income Taxes – It is the Funds policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. In addition, the Funds intend to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

D.    Distributions to Shareholders – Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

E.    Accounting Estimates – In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.    Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended March 31, 2005, the CornerCap Balanced Fund reclassified $36,665 of distributions in excess of net investment income to paid-in-capital; and the CornerCap Small-Cap Value Fund reclassified $52,980 of net investment loss to net realized short-term gains.

2.             SHARES OF BENEFICIAL INTEREST

On September 30, 2005, there was an unlisted number of no par-value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	For the Six Months Ended		For the Year Ended
	September 30, 2005(1)		March 30, 2005
	Shares	Value	Shares	Value
Shares Sold	167,126	$2,276,711	125,799	$1,635,014
Share Issued in Reinvestment of Dividends	—	—	26,903	349,202
Total	167,126	2,276,711	152,702	1,984,216
Less Shares Redeemed	(32,121)	(439,557)	(77,955)	(1,002,888)
Net Increase	135,005	$1,837,154	74,747	$981,328

(1)          Unaudited

CornerCap Small-Cap Value Fund:

	For the Six Months Ended		For the Year Ended
	September 30, 2005(1)		March 30, 2005
	Shares	Value	Shares	Value
Shares Sold	75,998	$1,139,620	187,770	$2,796,264
Share Issued in Reinvestment of Dividends	—	—	44,580	660,674
Total	75,998	1,139,620	232,350	3,456,938
Less Shares Redeemed	(123,702)	(1,869,808)	(135,652)	(2,027,048)
Net Increase / (Decrease)	(47,704)	$(730,188)	96,698	$1,429,890

CornerCap Contrarian Fund:

	For the Six Months Ended		For the Year Ended
	September 30, 2005(1)		March 30, 2005
	Shares	Value	Shares	Value
Shares Sold	8,930	$91,677	25,200	$242,598
Share Issued in Reinvestment of Dividends	—	—	—	—
Total	8,930	$91,677	25,200	$242,598
Less Shares Redeemed	0	0	(23,390)	(207,896)
Net Increase	8,930	$91,677	1,810	$34,702

(1)          Unaudited

3.             UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (tax basis)

	CornerCap	CornerCap	CornerCap
	Balanced	Small-Cap	Contrarian
	Fund	Value Fund	Fund
Gross appreciation (excess of value over tax cost)	$1,792,533	$4,301,687	$530,044
Gross depreciation (excess of tax cost over value)	(383,972)	(1,490,175)	(308,777)
Net unrealized appreciation	$1,408,561	$2,811,512	$221,267
Cost of investments for income tax purposes	$11,710,115	$17,409,117	$4,422,851

4.             TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

A.                                    The Funds have an investment advisory agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives a fee, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of the management agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees.  For the period ended September 30, 2005, the Advisor earned a fee of $186,474 from the Funds. At September 30, 2005, the Funds owed the Advisor $31,178 for its advisory services.

The nature, extent, and quality of the services provided by the Adviser. In this regard, the Board considered the Adviser’s investment management experience (including, without limitation, its separate account business) and history as the investment adviser of the Funds since their inception. The Board also considered the Adviser’s various responsibilities on behalf of the Fund under the Operating Services Agreements with the Funds, which include the provision of our arrangement for provision of accounting, administrative, legal, dividend disbursing, transfer agent, registrar, custodial, shareholder reporting, sub accounting and recordkeeping services for the Funds. The Board also considered that the Trust’s officers are employees of the Adviser, and serve as officers of the Trustwithout additional compensation. After reviewing the foregoing information, further information in the Adviser’s Memorandum (e.g., descriptions of the Adviser’s business and the Adviser’s From ADV), and discussion the Adviser’s services to the Funds with the Adviser, the Board concluded that the quality and nature of the services was satisfactory and adequate for the Funds.

The investment performance of the Funds and Adviser. In this regard, the Board compared the performance of the Funds with the performance of the Funds with the performance of benchmark indices, comparable funds managed by other advisers and comparable peer group indices. The Board also considered the Funds’ investments’ consistency with the Funds’ investment objective and policies, and the Adviser’s use of its proprietary research and methodologies in managing the Funds. Among other things, the board considered the Funds’ short-term and long term performance; however, the Board noted that past performance of the Contrarian Fund was less relevant due to changes in the Fund’s investment policies. After comparing the performance of the Funds with benchmark indices, comparable funds and peer group indices, discussing the Funds’ performance history with the Adviser and considering the changed investment policies of the Contrarian Fund, the Board concluded that the Funds would benefit from the Adviser’s continuing service as their investment adviser.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds. In this regard, the Board considered the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and the level of commitment to the Funds and the Adviser by the principals of the Adviser; the Adviser’s current and past use of its proprietary models in managing the Funds; the asset levels of the Funds; and the overall fees and expenses of the Funds, including the Funds’ united fee structures and recent fee waivers by the Adviser. The Board then examined and evaluated the Funds’ fees paid to the Adviser under the Advisory Agreements.The Board also considered the Funds’ fees paid to the Adviser under the Operating Services Agreements, whereby the Funds pay the Adviser a single fee for providing or arranging for the provision of operating services to the Funds, and the Adviser’s past and future expected profitability (or lack thereof) with respect to the Funds. The Board also compared the Funds’ management fees and overall expense ratios to other funds comparable to the Funds in terms of the type of fund, the style of investment management, the size of fund and the nature of its investment strategy, among other factors. The Board determined that each Funds’ management fees and the Fund’s expense ratios were lower than some of the comparable funds and higher than others. The Board also considered the fees under the Advisory Agreements with those paid by comparable funds and considering all of the foregoing, the Board concluded that the totality of the fees paid to the Adviser by each Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Funds grow and whether Advisory fee levels reflect these economies of scale for the benefits of the Funds’ investors. In this regard, the Board considered that the Adviser has been subsidizing the Funds’ operating expenses for several years in an effort to keep the expense ratio at a reasonable and fair level in light of the Funds’ relatively small asst base. The Board also considered that the Funds’ fee structure does not allow for economies of scale to benefit the Funds’ shareholders as assets grow, but noted that the Adviser has subsidized the Funds’ expenses for a number of years, and that the Adviser had voluntarily recommended and agreed to the lowering of fees for two of the Funds on two occasions to keep these Funds’ expense ratios at a more competitive level. Following further discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangements were fair and reasonable, and that each Fund’s unified fee structure provided for savings and protection for shareholders at lower asset levels.

B.                                    On August 1st, 2005, The Funds and the Advisor entered into a 1) Fund Accounting and Administration Agreement with ALPS Mutual Funds Services, Inc. to provide day-to-day operational services to The Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services. 2) Transfer Agency and Service Agreement with ALPS Mutual Funds Services, Inc. to provide day-to-day operational services to The Funds including, but not limited to, transfer agent, dividend distributing, and bookkeeping services. 3) Distribution Agreement with ALPS Distributors, Inc. to provide distribution services to The Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Fund.

Certain officers and directors of the Funds are also officers and directors of the Advisor.

5.             PURCHASES AND SALES OF SECURITIES

CornerCap Balanced Fund: For the six-months ended September 30, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $3,396,378 and $1,964,373, respectively.

CornerCap Small-Cap Value Fund: For the six-months ended September 30, 2005, the cost of purchases and the proceeds from sales of securities, excludingshort-term securities, were $3,320,585 and $3,815,123, respectively.

CornerCap Contrarian Fund: For the six-months ended September 30, 2005, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $1,284,943 and $1,120,748, respectively.

6.    DISTRIBUTIONS TO SHAREHOLDERS

CornerCap Balanced Fund:

On December 6, 2004, a distribution of $.45 per share was declared from ordinary income. The dividend was paid on December 7, 2004, to shareholders of record on December 6, 2005.

The tax character of distributions paid for the years ended March 31, 2005 and 2004 was as follows:

	2005	2004
Distributions paid from:
Ordinary income	$349,258	$126,976
Long-term capital gain	139,703	—
Total	$349,258	$126,976

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$103,038
Undistributed long-term (losses)	(205,529)
Unrealized appreciation	1,359,602
Total	$1,256,781

CornerCap Small-Cap Value Fund:

On December 6, 2004, a long-term capital gain distribution of $0.53 per share was declared. The dividend was paid on December 7, 2004, to shareholders of record on December 6, 2004.

The tax character of distributions paid for the years ended March 31, 2005 and 2004 was as follows:

	2005	2004
Distributions paid from:
Ordinary income	$—	$—
Long-term capital gain	696,258	164,374
Total	$696,258	$164,374

As of March 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term (losses)	1,931,163
Unrealized appreciation	3,736,683
Total	$5,667,846

CornerCap Contrarian Fund:

There were no distributions paid for the fiscal year ended March 31, 2005.

As of March 31, 2005, the components of distributable earnings / (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$12,476
Undistributed long-term (losses)	(593,218)
Unrealized appreciation	174,957
Total	$(405,785)

7.             CAPITAL LOSS CARRYFORWARD

CornerCap Balanced Fund: At March 31, 2005, the fund had available for federal tax purposes an unused capital loss carry forward of $66,155, which expires in 2011.

To the extent that this carry forward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders

CornerCap Contrarian Fund: At March 31, 2005, the fund had available for federal tax purposes an unused capital loss carry forward of $593,218, which expires in 2011.

To the extent that this carry forward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

8.             BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Funds creates a presumption of control of the Funds, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2005, Charles Schwab & Co. held approximately 26% of the CornerCap Balanced Fund’s shares, approximately 28% of the CornerCap Small-Cap Value Fund’s shares, and STATVEST, LP held approximately 27% of the CornerCap Contrarian Fund’s shares.

9.             PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888)-813-8637; or on the Securities and Exchange Commission’s(SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888)-813-8637; and on the SEC’s website at http://www.sec.gov.

10.      AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is availableon the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888)-813-8637.

11.      Compensation of Trustees

The Independent Trustees of the Fund receive a quarterly $1,000 per meeting paid by the Advisor. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee is expected to meet typically twice a year.

CORNERCAP GROUP OF FUNDS

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CORNERCAP GROUP OF FUNDS

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Item 2 - Code of Ethics

Not Applicable to this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not Applicable to this semi-annual filing.

Item 4 - Principal Accountant Fees and Services

Not applicable to this semi-annual filing.

Item 5 - Audit Committee of Listed Registrants

Not applicable to this semi-annual filing.

Item 6 – Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10 - Submission of Matters to Vote of Security Holders

Item 11 - Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 - Exhibits

(a)(1)       Not applicable.

(a)(2)       The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Ex.99.Cert.

(a)(2)       A certification of the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached as Ex99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap.Group of Funds Inc.
By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	December 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer and
Chief Financial Officer

Date:	December 9, 2005